Investment Strategy	Sep. 24, 2025
Brookstone Dividend Stock ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that, under normal circumstances, invests at least 80% of its net assets (plus borrowings for investment purposes) in income-producing, publicly-traded U.S. stocks (including ADRs) or unaffiliated ETFs purchased in the secondary market. The adviser defines an income-producing U.S. stock (and ADRs) or ETF to be a company or ETF that invests in companies that have a history of paying dividends, appears to have the ability to continue to pay dividends, or demonstrates a history of increasing their dividends. The adviser considers the investments of its underlying ETFs when determining compliance with the Fund’s 80% policy. The adviser screens U.S. stocks (and ADRs) of, and ETFs that invest in, mid-cap or larger companies with a minimum market capitalization of $2 billion and uses both external and internal research to review current dividend yield, expectations for the frequency and size of the dividend, company reputation, company growth, relevance to investors, and third-party financial ratings of potential investments. The Fund’s portfolio is comprised of a basket of stocks, inclusive of ETFs, that reflect a mix of high-quality dividend-oriented common or preferred stocks that are reasonably priced. Certain sectors do have more dividend paying stocks, so the Fund may have greater exposure to certain sectors than others. The adviser monitors the Fund’s portfolio and may sell positions if they are no longer reasonably priced or due to adverse stock performance.

Brookstone Growth Stock ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that invests in companies that the adviser believes have strong earnings growth potential over the next several years based on the adviser’s research. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in publicly traded U.S. equity stocks (including ADRs). The adviser screens stocks of mid-cap companies or larger with a minimum market capitalization of $2 billion, with a focus on large-cap companies, and uses both external and internal research to consider current growth, expectations for growth, company reputation, relevance to investors, and third-party financial ratings of potential investments. The Fund’s portfolio is comprised of a basket of stocks that reflect a mix of high-quality growth-oriented stocks that are reasonably priced. Certain sectors do have more growth-oriented stocks, so the Fund may have greater exposure to certain sectors than others. The adviser monitors the Fund’s portfolio and may sell positions if they are no longer reasonably priced or due to adverse stock performance.

Brookstone Value Stock ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that invests in companies that the adviser believes offer strong value based on the adviser’s research. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in publicly traded U.S. equity stocks (including ADRs). The adviser screens stocks of mid-cap companies or larger with a minimum market capitalization of $2 billion and uses both external and internal research to evaluate potential stocks for portfolio inclusion. The adviser considers company reputation, company growth and valuation estimates, relevance to investors, and third-party financial ratings of potential investments. The Fund’s portfolio is comprised of a basket of stocks that reflect a mix of high-quality value-oriented stocks that are reasonably priced. Certain sectors do have more value-oriented stocks, so the Fund may have greater exposure to certain sectors than others. The adviser monitors the Fund’s portfolio for changes and may sell positions if they are no longer reasonably priced or due to adverse stock performance.

Brookstone Intermediate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that, under normal circumstances, invests at least 80% of its net assets in U.S. Treasuries and investment grade corporate bonds with a 0-10 year weighted average maturity range, including unaffiliated ETFs purchased in the secondary market that invest substantially all of their assets in such fixed income instruments. The adviser considers the investments of its underlying ETFs when determining compliance with the Fund’s 80% policy. Maturity refers to the time it takes for the principal amount of a bond to become due. The adviser expects to hold portfolio securities to maturity and that the Fund’s average duration over time will be around 5 years, consistent with that of the Morningstar Intermediate-Term Bond Category, but may be higher or lower at any given time. Duration is a measure of a bond price’s sensitivity to a given change in interest rates. The Fund seeks high and sustainable level of current income and liquidity by investing primarily in intermediate-term U.S. Treasuries. The balance of the Fund is invested in publicly issued, investment grade, intermediate-term U.S. corporate bonds and ETFs that provide additional income potential. The Fund’s duration is adjusted to reflect the adviser’s near-term interest rate outlook and the shape of the yield curve. The yield curve compares the returns of short-term bonds to long-term bonds and identifies the trade-off between time to maturity and returns. The shape of the yield curve provides guidance to the adviser when evaluating that trade-off and allocating the Fund’s assets.

Brookstone Ultra-Short Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that, under normal circumstances, invests at least 80% of its net assets in U.S. Treasuries and investment grade corporate bonds with a 0-2 year maturity range, including unaffiliated ETFs purchased in the secondary market that invest substantially all of their assets in such fixed income instruments. The adviser considers the investments of its underlying ETFs when determining compliance with the Fund’s 80% policy. Maturity refers to the time it takes for the principal amount of a bond to become due. The Fund seeks high and sustainable level of current income and liquidity by investing in ultra-short term U.S. Treasuries. The balance of the Fund is invested in publicly issued, investment grade, ultra-short term corporate bonds and fixed-income ETFs that provide additional income potential. The Fund’s duration is adjusted to reflect the adviser’s near-term interest rate outlook and the shape of the yield curve. Duration is a measure of a bond price’s sensitivity to a given change in interest rates. The yield curve compares the returns of short-term bonds to long-term bonds and identifies the trade-off between time to maturity and returns. The shape of the yield curve provides guidance to the adviser when evaluating that trade-off and allocating the Fund’s assets.

Brookstone Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed fund of funds that invests in unaffiliated exchange traded funds (“ETFs”) purchased in the secondary market that invest in foreign and domestic stocks of any market capitalization (including emerging markets), bonds (including junk bonds) and cash and cash equivalents based on the adviser’s relative outlook for those asset classes. The adviser considers emerging markets to be those countries listed on the MSCI Emerging Markets Index. The weighting for any individual asset class depends on prevailing market conditions and the adviser’s internal and external market research sources that inform, guide, and make investment decisions based on asset class, benchmark, expense ratio, liquidity and issuer. The Fund’s bond allocation is comprised of U.S. Treasury ETFs or broad-based indexed fixed income ETFs. The adviser has discretion to determine how the portfolio is constructed with the goal of being flexible to a wide variety of market conditions while pursuing the Fund’s investment objective. Under normal market conditions, the Fund expects to allocate between 40-80% in stocks with the balance in fixed income and cash holdings. The Fund holds 5-10 positions in different ETFs. The Fund may have greater exposure to certain sectors than others.

Brookstone Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed fund of funds that invests in unaffiliated exchange traded funds (“ETFs”) purchased in the secondary market that invest in foreign and domestic stocks of any market capitalization (including emerging markets), bonds (including junk bonds) and cash and cash equivalents, including leveraged ETFs, based on the adviser’s relative outlook for those asset classes. The adviser considers emerging markets to be those countries listed on the MSCI Emerging Markets Index. The Fund may be all in or all out stocks depending on prevailing market conditions and the adviser’s internal and external market research sources that inform, guide, and make investment decisions based on asset class, benchmark, expense ratio, liquidity and issuer. The Fund’s bond allocation is comprised of U.S. Treasury ETFs or broad-based indexed fixed income ETFs. The adviser has discretion to determine how the portfolio is constructed with the goal of being flexible to a wide variety of market conditions while pursuing the Fund’s investment objective. The Fund holds 5-10 positions in different ETFs. The Fund may have greater exposure to certain sectors than others.

Brookstone Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed fund of funds that invests in a combination of income producing investment vehicles including dividend paying stocks, preferred stocks, junk bonds and fixed income securities through underlying funds, including closed end funds, and unaffiliated exchange traded funds (“ETFs”) purchased in the secondary market, and including ETFs that may use put and call options. Underlying funds are chosen based on their strategy, management style, yield or distribution, expense ratio, and liquidity. The strategy is designed to provide the adviser with wide flexibility in the relative weightings of each asset category and may change those weightings at any time. The weighting for any individual asset class depends on prevailing market conditions. The adviser uses both internal and external market research sources to inform, guide, and make investment decisions. The adviser has discretion to determine how the portfolio is constructed with the goal of being flexible to a wide variety of market conditions while pursuing the Fund’s investment objective. The Fund may have greater exposure to certain sectors than others.